Balance Sheet (Parenthetical)	Jul. 31, 2025 $ / shares shares	Jul. 31, 2025 RM / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 shares
Ordinary shares, par value | $ / shares	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares, issued	1	1	1
Common stock shares, outstanding	1	1	1
TALENTEC SDN. BHD. [Member]
Ordinary shares, par value | (per share)	$ 0.36	RM 1	$ 0.36
Ordinary shares, shares authorized	580,000	580,000	580,000
Common stock shares, issued	580,000	580,000	580,000	500,000
Common stock shares, outstanding	580,000	580,000	580,000	500,000